SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 01, 2024	Jan. 14, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Loss incurred			$ 16,189,652
Working capital deficit			5,857,870
Proceeds from issuance of long-term debt			1,365,000
Proceeds from debt financing subscriptions			2,250,000
Settlement of convertible debenture				38,291
Maturity date			Sep. 12, 2024
Accrued interest			$ 59,788	1,182
Cash equivalents			0	0
Impairment charge			$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			5 years
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Subscription proceeds		$ 601,601
Gross proceeds from convertible debenture financing		4,276,389
Settlement of convertible debenture		$ 1,365,000
Accrued interest	$ 59,788